Share capital (Summary of Changes in Company's Outstanding Stock Options) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number
Balance, beginning of year | shares	10,659	8,021
Granted | shares	3,700	3,710
Exercised | shares	(90)	(73)
Expired | shares	(1,690)	(999)
Balance, end of year | shares	12,579	10,659
Weighted average exercise price
Balance, beginning of year | $ / shares	$ 3.45	$ 3.29
Granted | $ / shares	1.70	3.85
Exercised | $ / shares	2.39	2.60
Expired | $ / shares	4.43	3.75
Balance, end of year | $ / shares	$ 2.81	$ 3.45